Provisions - Economic benefits associated with the provision (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of other provisions [line items]
Carrying value	€ 130.7	€ 133.2	€ 133.3
Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	130.7	133.2	133.3	€ 144.4
Less than one year | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	100.5	52.8	65.5
Later than one year and not later than two years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	18.8	57.6	36.4
Later than two years and not later than three years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	7.6	16.2	25.3
Later than three years and not later than four years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	€ 3.8	€ 6.6	€ 6.1